Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2018	Mar. 31, 2018
Derivative [Line Items]
Gross fair value of derivative assets	¥ 16,084	¥ 15,118	[1]
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	14,399	13,472
Impact of master netting agreements	(12,338)	(11,467)
Impact of collateral	(1,727)	(1,653)
Net exposure to credit risk	¥ 334	¥ 352

[1]	Due to the changes in our accounting policy, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. "Summary of accounting policies: New accounting pronouncements recently adopted" for further details.